Equity Investments Designated at Fair Value Through Other Comprehensive Income - Summary of Amounts Recognised In Profit Or Loss And Other Comprehensive Income (Detail) - Listed Equity Investments [member] - CNY (¥)
¥ in Millions
12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [line items]
Losses recognised in other comprehensive income, net of tax	¥ 247	¥ 209
Dividends from equity investments held at FVOCI recognised in profit or loss in other income	¥ 3	¥ 12